Equity (Tables)	12 Months Ended
Dec. 31, 2017
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Earnings (Losses) Per Share
Earnings per share

	2017			2016			2015
Per Share	Common	Preferred	Total	Common	Preferred	Total	Common	Preferred	Total
Net income (loss) attributable to shareholders of Petrobras	(52)	(39)	(91)	(2,760)	(2,078)	(4,838)	(4,821)	(3,629)	(8,450)
Weighted average number of outstanding shares	7,442,454,142	5,602,042,788	13,044,496,930	7,442,454,142	5,602,042,788	13,044,496,930	7,442,454,142	5,602,042,788	13,044,496,930
Basic and diluted earnings (losses) per share—in U.S. dollars	(0.01)	(0.01)	(0.01)	(0.37)	(0.37)	(0.37)	(0.65)	(0.65)	(0.65)
Basic and diluted earnings (losses) per ADS equivalent—in U.S. dollars (*)	(0.02)	(0.02)	(0.02)	(0.74)	(0.74)	(0.74)	(1.30)	(1.30)	(1.30)

(*)	— Petrobras’ ADSs are equivalent to two shares.